UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE AGGRESSIVE GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 18.4%
Internet & Catalog Retail - 1.1%
Liberty Media Holding Corp., Interactive Group, Series A Shares	540,950	$7,416,424	*

Media - 17.2%
Cablevision Systems Corp., New York Group, Class A Shares	1,256,625	32,911,009
CBS Corp., Class B Shares	171,175	2,714,836
Comcast Corp., Class A Shares	205,438	3,714,319
Comcast Corp., Special Class A Shares	1,794,787	30,529,327
DIRECTV, Class A Shares	359,922	14,983,553	*
Discovery Communications Inc., Class A Shares	96,440	4,199,962	*
Discovery Communications Inc., Class C Shares	106,440	4,064,944	*
Liberty Global Inc., Series A Shares	84,367	2,599,347	*
Liberty Global Inc., Series C Shares	85,560	2,614,714	*
Liberty Media - Starz, Series A Shares	48,584	3,152,130	*
Liberty Media Holding Corp., Capital Group, Series A Shares	98,690	5,137,801	*
Madison Square Garden Inc., Class A Shares	335,406	7,070,358	*
Viacom Inc., Class B Shares	171,175	6,194,823
World Wrestling Entertainment Inc., Class A Shares	40,200	559,182

Total Media		120,446,305

Specialty Retail - 0.1%
Charming Shoppes Inc.	224,700	790,944	*

TOTAL CONSUMER DISCRETIONARY		128,653,673

ENERGY - 19.3%
Energy Equipment & Services - 11.9%
Core Laboratories NV	290,940	25,614,357
National-Oilwell Varco Inc.	272,138	12,101,977
Weatherford International Ltd.	2,678,900	45,809,190	*

Total Energy Equipment & Services		83,525,524

Oil, Gas & Consumable Fuels - 7.4%
Anadarko Petroleum Corp.	903,135	51,523,852

TOTAL ENERGY		135,049,376

FINANCIALS - 1.5%
Capital Markets - 0.5%
Cohen & Steers Inc.	160,400	3,480,680

Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	49,500	674,685
New York Community Bancorp Inc.	379,415	6,165,494

Total Thrifts & Mortgage Finance		6,840,179

TOTAL FINANCIALS		10,320,859

HEALTH CARE - 38.5%
Biotechnology - 22.1%
Alkermes Inc.	168,920	2,474,678	*
Amgen Inc.	754,985	41,607,223	*
Biogen Idec Inc.	896,546	50,314,162	*
Genzyme Corp.	680,436	48,168,064	*
Isis Pharmaceuticals Inc.	232,950	1,956,780	*
Vertex Pharmaceuticals Inc.	282,050	9,750,469	*

Total Biotechnology		154,271,376

Health Care Equipment & Supplies - 2.5%
Covidien PLC	439,741	17,673,191

Health Care Providers & Services - 7.1%
UnitedHealth Group Inc.	1,419,500	49,838,645

Pharmaceuticals - 6.8%
BioMimetic Therapeutics Inc.	208,410	2,375,874	*
Forest Laboratories Inc.	1,089,360	33,693,905	*
Teva Pharmaceutical Industries Ltd., ADR	84,238	4,443,554
Valeant Pharmaceuticals International Inc.	268,061	6,714,930

Total Pharmaceuticals		47,228,263

TOTAL HEALTH CARE		269,011,475

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY			SHARES	VALUE
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.7%
L-3 Communications Holdings Inc.			262,950	$19,003,396

Construction & Engineering - 0.1%
Fluor Corp.			20,200	1,000,506

Industrial Conglomerates - 2.3%
Tyco International Ltd.			439,321	16,136,260

Machinery - 1.9%
Pall Corp.			310,590	12,932,968

TOTAL INDUSTRIALS				49,073,130

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.7%
Arris Group Inc.			93,068	909,274	*
Nokia OYJ, ADR			414,685	4,159,291

Total Communications Equipment				5,068,565

Computers & Peripherals - 4.0%
SanDisk Corp.			529,980	19,423,767	*
Seagate Technology			692,657	8,159,500	*

Total Computers & Peripherals				27,583,267

Electronic Equipment, Instruments & Components - 2.2%
Dolby Laboratories Inc., Class A Shares			40,000	2,272,400	*
Tyco Electronics Ltd.			448,701	13,111,043

Total Electronic Equipment, Instruments & Components				15,383,443

Semiconductors & Semiconductor Equipment - 5.3%
Broadcom Corp., Class A Shares			600,520	21,252,403
Cree Inc.			140,110	7,606,572	*
Intel Corp.			409,329	7,871,396
Standard Microsystems Corp.			15,700	358,117	*

Total Semiconductors & Semiconductor Equipment				37,088,488

Software - 1.9%
Advent Software Inc.			111,800	5,834,842	*
Autodesk Inc.			241,850	7,731,945	*

Total Software				13,566,787

TOTAL INFORMATION TECHNOLOGY				98,690,550

MATERIALS - 1.3%
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold Inc.			80,090	6,838,885
Nucor Corp.			51,490	1,966,918

TOTAL MATERIALS				8,805,803

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $521,033,343)				699,604,866

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
Interest in $25,008,000 joint tri-party repurchase agreement dated 9/30/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $135,001; (Fully collateralized by U.S. government agency obligations, 0.000% due 3/14/11; Market value - $137,702) (Cost - $135,000)	0.240%	10/1/10	$135,000	135,000

TOTAL INVESTMENTS - 100.1% (Cost - $521,168,343#)				699,739,866
Liabilities in Excess of Other Assets - (0.1)%				(852,869)

TOTAL NET ASSETS - 100.0%				$698,886,997

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of the Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$699,604,866	—	—	$699,604,866

Short-term investments†	—	$135,000	—	135,000

Total investments	$699,604,866	$135,000	—	$699,739,866

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$241,814,996
Gross unrealized depreciation	(63,243,473)

Net unrealized appreciation	$178,571,523

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2010